Notes to the Consolidated Statements of Financial Position - Summary Of Property Plant And Equipment Excluding Right Of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 37.7
Ending balance	48.5	€ 37.7
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3.8
Ending balance	5.1	3.8
Technical facilities and machine
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8.6
Ending balance	11.3	8.6
Other facilities, operating and business equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24.3
Ending balance	28.6	24.3
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1.1
Ending balance	3.4	1.1
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58.4	49.9
Business combination	9.6	0.1
Additions	13.5	9.8
Transfers	(0.0)	0.0
Disposals	(4.8)	(1.5)
Currency translation differences	(0.3)	0.0
Ending balance	76.4	58.4
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.6	3.9
Business combination	1.7	0.0
Additions	0.1	0.3
Transfers	0.2	0.5
Disposals	0.0	0.0
Currency translation differences	(0.1)	0.0
Ending balance	6.6	4.6
Cost | Technical facilities and machine
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.7	10.2
Business combination	0.0	0.0
Additions	3.9	0.8
Transfers	0.4	0.8
Disposals	(0.6)	0.0
Currency translation differences	0.0	0.0
Ending balance	15.4	11.7
Cost | Other facilities, operating and business equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41.0	31.6
Business combination	7.8	0.1
Additions	4.9	3.6
Transfers	1.4	7.1
Disposals	(3.8)	(1.5)
Currency translation differences	(0.2)	0.0
Ending balance	51.0	41.0
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1.1	4.3
Business combination	0.1	0.0
Additions	4.6	5.2
Transfers	(2.0)	(8.4)
Disposals	(0.3)	0.0
Currency translation differences	0.0	0.0
Ending balance	3.4	1.1
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20.7)	(16.0)
Additions	(7.9)	(5.6)
Impairment loss	(3.6)	(0.4)
Disposals	4.2	1.4
Currency translation differences	0.0	0.0
Ending balance	(28.0)	(20.7)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(0.9)	(0.4)
Additions	(0.6)	(0.4)
Impairment loss	0.0	0.0
Disposals	0.0	0.0
Currency translation differences	0.0	0.0
Ending balance	(1.5)	(0.9)
Accumulated depreciation | Technical facilities and machine
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3.1)	(1.8)
Additions	(1.6)	(1.1)
Impairment loss	0.0	(0.2)
Disposals	0.6	0.0
Currency translation differences	0.0	0.0
Ending balance	(4.1)	(3.1)
Accumulated depreciation | Other facilities, operating and business equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16.7)	(13.8)
Additions	(5.7)	(4.1)
Impairment loss	(3.6)	(0.1)
Disposals	3.6	1.4
Currency translation differences	0.0	0.0
Ending balance	(22.4)	(16.7)
Accumulated depreciation | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Additions	0.0	0.0
Impairment loss	0.0	0.0
Disposals	0.0	0.0
Currency translation differences	0.0	0.0
Ending balance	€ 0.0	€ 0.0